Stockholders' Equity (Details 1) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 28, 2017	Feb. 28, 2017	Feb. 28, 2017	Feb. 29, 2016	Nov. 30, 2016	Apr. 30, 2012
Equity, Class of Treasury Stock [Line Items]
Dollar Value of Shares Repurchased			$ 1,122,700,000	$ 33,800,000
Class A and Class B [Member] | 2013 Authorization [Member]
Equity, Class of Treasury Stock [Line Items]
Repurchase Authorization						$ 1,000,000,000.0
Class A and Class B [Member] | 2017 Authorization [Member]
Equity, Class of Treasury Stock [Line Items]
Repurchase Authorization					$ 1,000,000,000
Class A Common Stock [Member] | 2013 Authorization [Member]
Equity, Class of Treasury Stock [Line Items]
Dollar Value of Shares Repurchased	$ 1,000,000,000		$ 669,600,000
Number of Shares Repurchased	18,670,632		4,400,504
Class A Common Stock [Member] | 2017 Authorization [Member]
Equity, Class of Treasury Stock [Line Items]
Dollar Value of Shares Repurchased	$ 453,100,000	$ 453,100,000
Number of Shares Repurchased	3,006,547	3,006,547